BUSINESS COMBINATION - Purchase Price (Details) - Angie's List $ in Thousands	Sep. 29, 2017 USD ($)
Business Acquisition [Line Items]
Cash consideration for holders who elected to receive $8.50 in cash per share of Angie's List common stock	$ 1,900
Total purchase price	781,384
Common Stock
Business Acquisition [Line Items]
Consideration transferred, equity interests	763,684
Cash consideration for holders who elected to receive $8.50 in cash per share of Angie's List common stock	1,913
Common Stock | Fair value of vested and pro rata portion of unvested stock options attributable to pre-combination services
Business Acquisition [Line Items]
Consideration transferred, equity interests	11,749
Common Stock | Fair value of the pro rata portion of unvested restricted stock units attributable to pre-combination services
Business Acquisition [Line Items]
Consideration transferred, equity interests	$ 4,038